Note 3 - Goodwill and Intangible Assets - Symon (Details) - Projected Amortization Expense - Symon (USD $)	Jun. 30, 2013	Jan. 31, 2013
Projected Amortization Expense - Symon [Abstract]
2014	$ 4,138,082	$ 157,263
2015	5,900,000	143,595
2016	5,900,000	140,120
2017	5,900,000	140,120
2018	$ 5,900,000	$ 103,343